UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.1%
Alabama — 1.5%
Huntsville, AL, Health Care Authority, TECP	0.050%	3/4/15	$11,000,000	$11,000,000
Arizona — 0.5%
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.130%	12/1/39	1,135,000	1,135,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.130%	6/1/31	1,990,000	1,990,000	(a)(b)(c)
Tempe, AZ, GO	4.000%	7/1/15	250,000	253,126
Total Arizona				3,378,126
California — 13.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.050%	10/1/34	3,730,000	3,730,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.040%	10/1/25	2,730,000	2,730,000	(a)(b)(c)
California Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-Northern Trust Company	0.010%	7/1/41	3,535,000	3,535,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Loyola High School District, LOC-First Republic Bank, FHLB	0.020%	12/1/35	1,700,000	1,700,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.010%	12/1/16	200,000	200,000	(a)(b)
California MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.010%	8/1/20	500,000	500,000	(a)(b)
California State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.010%	7/1/41	3,875,000	3,875,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.050%	8/1/41	3,360,000	3,360,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.040%	10/1/38	4,410,000	4,410,000	(a)(b)(c)
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.020%	9/1/30	1,050,000	1,050,000	(a)(b)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.040%	10/1/37	300,000	300,000	(a)(b)(c)
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.050%	6/1/42	1,420,000	1,420,000	(a)(b)(c)
Mill Valley Refuse Service Inc. Project, LOC-Comerica Bank	0.050%	2/1/44	1,165,000	1,165,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.020%	6/1/40	600,000	600,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.050%	11/1/41	1,695,000	1,695,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.050%	10/1/44	1,400,000	1,400,000	(a)(b)(c)
California State, GO:
Kindergarten, LOC-Citibank N.A.	0.010%	5/1/34	800,000	800,000	(a)(b)
LOC-Bank of Montreal	0.010%	5/1/33	1,370,000	1,370,000	(a)(b)
California Statewide CDA Revenue:
John Muir Health, LOC-Wells Fargo Bank N.A.	0.010%	8/15/27	550,000	550,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.010%	8/15/36	3,200,000	3,200,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California Statewide CDA, MFH Revenue:
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.020%	12/1/42	$1,000,000	$1,000,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.030%	3/15/32	150,000	150,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.010%	8/1/37	3,775,000	3,775,000	(a)(b)
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.010%	7/1/30	700,000	700,000	(a)(b)
Irvine Ranch, CA, Water District, GO, LOC-Sumitomo Mitsui Banking	0.010%	1/1/21	400,000	400,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.010%	9/1/51	1,600,000	1,600,000	(a)(b)
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.010%	9/1/54	5,000,000	5,000,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/51	1,300,000	1,300,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/54	9,300,000	9,300,000	(a)(b)
Livermore, CA, COP	0.010%	10/1/30	1,900,000	1,900,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.010%	10/1/16	7,900,000	7,900,000	(a)(b)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.020%	11/1/23	400,000	400,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.030%	2/15/31	11,270,000	11,270,000	(a)(b)(c)
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.010%	8/15/41	5,000,000	5,000,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.010%	4/1/38	1,400,000	1,400,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	5/1/26	200,000	200,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.020%	4/1/39	575,000	575,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-JPMorgan Chase	0.010%	4/1/36	1,900,000	1,900,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	5,400,000	5,400,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	200,000	200,000	(a)(b)
Southern California State Public Power Authority Revenue, Magnolia Power Project, LOC-Wells Fargo Bank	0.010%	7/1/36	500,000	500,000	(a)(b)
State of California, LOC-Royal Bank of Canada NY	0.070%	3/4/15	1,000,000	1,000,000
Total California				98,460,000

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2015 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 0.5%
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.020%	7/1/27	$334,000	$334,000	(a)(b)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.050%	10/1/21	1,460,000	1,460,000	(a)(b)(c)
Colorado Springs, CO, Revenue, Utilities Revenue, Subordinated Lien, SPA-Dexia Credit Local	0.030%	11/1/23	1,845,000	1,845,000	(a)(b)
Total Colorado				3,639,000
Connecticut — 3.1%
Connecticut Innovations Inc., CT, Revenue:
Connecticut State General Fund Obligation	4.000%	4/15/15	200,000	200,926
ISO New England Inc. Project, LOC-TD Bank N.A.	0.020%	12/1/39	100,000	100,000	(a)(b)
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.020%	7/1/37	4,900,000	4,900,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A., FHLB	0.020%	7/1/37	1,300,000	1,300,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.020%	7/1/30	3,500,000	3,500,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.020%	7/1/34	1,100,000	1,100,000	(a)(b)
Wesleyan University	0.010%	7/1/40	850,000	850,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.020%	7/1/30	200,000	200,000	(a)(b)
Yale University	0.010%	7/1/35	130,000	130,000	(a)(b)
Yale University	0.010%	7/1/36	1,450,000	1,450,000	(a)(b)
Connecticut State HFA, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.010%	7/1/32	100,000	100,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.020%	5/15/34	4,200,000	4,200,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.020%	11/15/34	900,000	900,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.020%	11/15/41	2,200,000	2,200,000	(a)(b)
SPA-Barclays Bank PLC	0.020%	5/15/35	1,270,000	1,270,000	(a)(b)
SPA-FHLB	0.040%	5/15/31	850,000	850,000	(a)(b)(c)
Total Connecticut				23,250,926
Delaware — 0.3%
University of Delaware Revenue, SPA-Bank of America N.A.	0.020%	11/1/34	1,950,000	1,950,000	(a)(b)
District of Columbia — 0.7%
District of Columbia Revenue, Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.020%	2/1/48	1,365,000	1,365,000	(a)(b)
District of Columbia University Revenue, American University	0.020%	10/1/36	3,975,000	3,975,000	(a)(b)
Total District of Columbia				5,340,000
Florida — 3.9%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, LIQ-FHLMC	0.040%	6/1/48	9,800,000	9,800,000	(a)(b)(c)
Florida State Board of Education Public Education, GO	5.000%	6/1/15	100,000	101,199

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Board of Education Public Education, GO, Capital Outlay	5.000%	6/1/15	$125,000	$126,498
Florida State, GO, Department of Transportation, Right of Way	5.000%	7/1/15	125,000	126,989
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.010%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System	0.020%	11/15/34	2,900,000	2,900,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/33	1,400,000	1,400,000	(a)(b)
JEA, FL, St. Johns River Power Park System Revenue, Issue 2	5.000%	10/1/15	385,000	395,495
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.030%	8/1/18	5,900,000	5,900,000	(a)(b)(c)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.010%	10/1/48	300,000	300,000	(a)(b)
Miami-Dade County, FL, Special Obligation, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.020%	4/1/43	1,250,000	1,250,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.010%	1/15/27	100,000	100,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.030%	6/1/25	3,305,000	3,305,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.050%	10/15/42	2,690,000	2,690,000	(a)(b)(c)
Total Florida				28,695,181
Georgia — 5.8%
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.030%	10/1/35	15,250,000	15,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.130%	4/1/32	3,790,000	3,790,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.040%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.030%	12/1/27	3,000,000	3,000,000	(a)(b)(c)
Forsyth County, GA, GO	3.000%	3/1/15	100,000	100,000
Fulton County, GA, Development Authority Revenue, Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.020%	9/1/35	3,125,000	3,125,000	(a)(b)
Georgia State, GO	4.800%	4/1/15	250,000	250,966
Georgia State, GO	5.000%	7/1/15	120,000	121,891
Georgia State, GO	5.500%	9/1/15	100,000	102,617
Georgia State, GO	5.000%	10/1/15	200,000	205,561
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.080%	11/1/20	3,995,000	3,995,000	(a)(b)(c)
Gwinnett County, GA, Water & Sewerage Authority Revenue	4.000%	8/1/15	130,000	132,045

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2015 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.010%	6/1/23	$945,000	$945,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.020%	5/1/32	395,000	395,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.080%	8/1/21	4,400,000	4,400,000	(a)(b)(c)
Total Georgia				42,673,080
Hawaii — 0.3%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Queens Health System	0.160%	7/1/39	2,500,000	2,500,000	(a)(b)
Idaho — 0.0%
Idaho State Bond Bank Authority Revenue, State Intercept	3.000%	9/15/15	285,000	289,073
Illinois — 7.0%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.070%	1/1/27	2,215,000	2,215,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.040%	1/1/35	5,085,000	5,085,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.140%	10/1/34	2,300,000	2,300,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York Mellon	0.050%	1/1/19	13,100,000	13,100,000	(a)(b)
Illinois Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.110%	2/1/34	350,000	350,000	(a)(b)
GO, Latin School Project, LOC-JPMorgan Chase	0.020%	8/1/35	1,000,000	1,000,000	(a)(b)
Northwestern Memorial Hospital	0.020%	8/15/42	6,635,000	6,635,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.160%	12/1/35	3,540,000	3,540,000	(a)(b)(c)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC-PNC Bank N.A.	0.030%	3/1/32	3,300,000	3,300,000	(a)(b)
Illinois State Finance Authority Revenue, OSF Healthcare System, LOC-PNC Bank N.A.	0.020%	11/15/37	2,500,000	2,500,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.050%	10/1/39	3,210,000	3,210,000	(a)(b)
Illinois State Housing Development Authority Revenue, Florida House	0.030%	7/1/41	2,650,000	2,650,000	(a)(b)(c)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-PNC Bank N.A.	0.020%	7/1/30	1,100,000	1,100,000	(a)(b)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.020%	6/1/36	140,000	140,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.040%	10/15/28	$2,725,000	$2,725,000	(a)(b)(c)
University of Illinois, COP, PART, SPA-Bank of America	0.030%	8/15/21	1,750,000	1,750,000	(a)(b)
Total Illinois				51,600,000
Indiana — 3.6%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.140%	7/1/31	2,235,000	2,235,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.020%	6/1/40	1,000,000	1,000,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation	0.020%	2/1/35	13,200,000	13,200,000	(a)(b)
Lease Appropriation, SPA-Citibank N.A.	0.020%	2/1/35	9,000,000	9,000,000	(a)(b)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Sumitomo Mitsui Banking	0.010%	10/1/40	1,055,000	1,055,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.040%	4/15/39	290,000	290,000	(a)(b)
Total Indiana				26,780,000
Iowa — 0.8%
Iowa Finance Authority Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.020%	2/15/35	2,000,000	2,000,000	(a)(b)
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.130%	6/1/32	1,340,000	1,340,000	(a)(b)(c)
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.030%	2/15/39	2,440,000	2,440,000	(a)(b)
Total Iowa				5,780,000
Kentucky — 3.4%
Berea, KY:
Educational Facilities Revenue, Berea College Project	0.020%	6/1/29	3,890,000	3,890,000	(a)(b)
Educational Facilities Revenue, Berea College Project	0.020%	6/1/32	9,245,000	9,245,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.080%	5/1/27	4,095,000	4,095,000	(a)(b)(c)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.020%	8/15/38	4,400,000	4,400,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.030%	3/1/36	2,385,000	2,385,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.030%	7/1/38	1,080,000	1,080,000	(a)(b)
Total Kentucky				25,095,000
Louisiana — 1.4%
Louisiana State PFA Revenue:
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.020%	9/2/33	2,165,000	2,165,000	(a)(b)

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2015 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.020%	9/2/39	$8,390,000	$8,390,000	(a)(b)
Total Louisiana				10,555,000
Maryland — 0.7%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue, Residential, SPA-TD Bank N.A.	0.030%	9/1/43	3,000,000	3,000,000	(a)(b)
Maryland State Health & Higher EFA Revenue:
Johns Hopkins Health System	5.000%	7/1/15	375,000	380,951
University of Maryland Medical System, LOC-TD Bank N.A.	0.010%	7/1/41	900,000	900,000	(a)(b)
Maryland State, GO:
State and Local Facilities Loan, Capital Improvement	5.500%	8/1/15	150,000	153,295
State and Local Facilities Loan, Second	5.000%	8/1/15	200,000	203,939
Montgomery County, MD, GO, Public Improvement	5.000%	5/1/15	100,000	100,790
Washington, MD, Suburban Sanitary District, GO, Consolidated Public Improvement	4.000%	6/1/15	150,000	151,420
Total Maryland				4,890,395
Massachusetts — 4.2%
Massachusetts Bay Transportation Authority, Sales Tax Revenue	5.250%	7/1/15	100,000	101,664
Massachusetts State DFA Revenue:
Partners Healthcare System Inc., LOC-U.S. Bank NA	0.010%	7/1/48	3,000,000	3,000,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.010%	7/1/46	1,500,000	1,500,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LOC-FHLMC	0.040%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	7,750,000	7,750,000	(a)(b)
Pool Loan Program, LOC-TD Bank N.A.	0.010%	2/1/38	1,120,000	1,120,000	(a)(b)
Wellesley College	0.020%	7/1/39	10,425,000	10,425,000	(a)(b)
Massachusetts State Water Pollution Abatement Trust Revenue	5.000%	8/1/15	150,000	152,950
Massachusetts State Water Pollution Abatement Trust Revenue:
Pool Program	5.000%	8/1/15	115,000	117,265
State Revolving Fund	4.000%	8/1/15	250,000	253,867
State Revolving Fund	4.000%	8/1/15	100,000	101,551
Massachusetts State Water Resources Authority Revenue	5.000%	8/1/15	100,000	101,979
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.020%	8/1/37	3,765,000	3,765,000	(a)(b)
Massachusetts State, GO	5.250%	8/1/15	245,000	250,116
Total Massachusetts				31,239,392

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 0.9%
Michigan State Municipal Bond Authority Revenue, Clean Water Revenue Fund	5.500%	10/1/15	$200,000	$206,052
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.020%	1/1/26	2,400,000	2,400,000	(a)(b)
Michigan State Trunk Line Fund Revenue, AGM	5.000%	9/1/15	485,000	496,352
Michigan State University Revenue:
General	4.000%	8/15/15	100,000	101,666
SPA-Landesbank Hessen-Thuringen	0.020%	2/15/34	2,500,000	2,500,000	(a)(b)
Waterford, MI, School District, GO	2.000%	5/1/15	700,000	702,050
Total Michigan				6,406,120
Minnesota — 2.0%
Metropolitan Council, Minneapolis-St. Paul Metropolitan Area, GO, TRAN	5.000%	3/1/15	300,000	300,000
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.010%	11/15/38	6,800,000	6,800,000	(a)(b)
Mayo Foundation, SPA-Bank of America N.A.	0.010%	8/15/32	7,400,000	7,400,000	(a)(b)
Total Minnesota				14,500,000
Mississippi — 1.4%
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron U.S.A. Inc.	0.010%	11/1/35	5,100,000	5,100,000	(a)(b)
Chevron U.S.A. Inc.	0.010%	11/1/35	5,000,000	5,000,000	(a)(b)
Total Mississippi				10,100,000
Missouri — 2.1%
Missouri State HEFA Revenue:
BJC Health System	0.010%	5/15/38	100,000	100,000	(a)(b)
St. Louis University, SPA-U.S. Bank N.A.	0.010%	10/1/24	675,000	675,000	(a)(b)
Missouri State HEFA, Washington University, SPA-JPMorgan Chase	0.010%	2/15/33	2,375,000	2,375,000	(a)(b)
Missouri State Highways & Transit Commission, State Road Revenue, Federal Reimburesement	5.000%	5/1/15	100,000	100,796
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.040%	9/1/26	1,745,000	1,745,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.030%	12/1/29	4,100,000	4,100,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA N.A.	0.160%	12/1/28	6,585,000	6,585,000	(a)(b)(c)
Total Missouri				15,680,796

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2015 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — 1.2%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.010%	12/1/36	$1,290,000	$1,290,000	(a)(b)
New Hampshire State HEFA Revenue, University System	0.010%	7/1/33	7,360,000	7,360,000	(a)(b)
Total New Hampshire				8,650,000
New Jersey — 1.9%
East Brunswick Township, NJ, GO, BAN	1.000%	3/20/15	2,755,000	2,756,116
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/13/15	3,150,000	3,154,517
Lakewood Township, NJ, GO, BAN	1.000%	4/9/15	2,500,000	2,501,221
Livingston Township, NJ, GO, BAN	1.000%	1/12/16	1,500,000	1,508,426
Woodbury, NJ, GO, BAN	1.000%	12/17/15	4,200,000	4,217,662
Total New Jersey				14,137,942
New Mexico — 0.9%
University of New Mexico, NM, Subordinated Lien System, SPA-U.S. Bank NA	0.020%	6/1/30	6,400,000	6,400,000	(a)(b)
New York — 14.0%
Bethlehem, NY, CSD, GO, BAN	1.000%	7/22/15	834,000	836,113
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.010%	3/1/38	8,000,000	8,000,000	(a)(b)
Carmel, NY, GO, BAN	1.000%	10/9/15	1,500,000	1,506,450
Chemung County, NY, GO:
BAN	1.000%	10/16/15	2,000,000	2,007,240
BAN	1.000%	12/18/15	600,000	602,002
Clinton, NY, CSD, GO, BAN	1.000%	6/25/15	1,100,000	1,101,739
East Rockaway, NY, GO, BAN	1.000%	6/11/15	1,600,000	1,602,893
Eastchester, NY, GO, BAN	1.250%	7/22/15	900,000	902,983
Hamburg Town, NY, GO, BAN	1.000%	7/9/15	2,750,000	2,756,533
Irondequoit, NY, GO	1.125%	12/11/15	400,000	401,846
Irondequoit, NY, GO, BAN	1.000%	12/18/15	700,000	702,615
LaGrange, NY, GO, BAN	1.000%	12/23/15	900,000	903,640
Lindenhurst, NY, GO, BAN, Public Improvement	1.000%	8/14/15	2,830,000	2,838,327
Mamaroneck Village, NY, GO, BAN	1.000%	9/3/15	1,300,000	1,304,290	(d)
Nassau County, NY, GO, TAN	2.000%	9/15/15	1,000,000	1,008,970
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.020%	11/15/21	3,450,000	3,450,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
LOC-TD Bank N.A.	0.020%	8/1/29	100,000	100,000	(a)(b)
Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.050%	8/1/29	15,600,000	15,600,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New Hartford, NY, CSD, GO, BAN	1.000%	10/2/15	$450,000	$451,239
New Paltz, NY, GO, BAN	1.000%	9/23/15	600,000	601,412
New Windsor, NY, GO:
BAN	1.000%	12/30/15	1,300,000	1,305,165
BAN	1.000%	1/15/16	1,100,000	1,104,311
New York City, NY, GO:
LOC-Bank of New York Mellon	0.010%	3/1/34	2,200,000	2,200,000	(a)(b)
LOC-JPMorgan Chase	0.020%	8/1/21	500,000	500,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.010%	12/1/44	200,000	200,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, TECP	0.060%	5/4/15	3,000,000	3,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.030%	6/15/33	4,000,000	4,000,000	(a)(b)
New York City, NY, TFA Revenue:
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.010%	11/1/22	3,755,000	3,755,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.020%	11/1/22	7,745,000	7,745,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.020%	7/1/30	200,000	200,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.020%	7/1/35	95,000	95,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.010%	7/1/33	1,200,000	1,200,000	(a)(b)
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.010%	5/1/45	600,000	600,000	(a)(b)
Housing 855 Sixth, LOC-Wells Fargo Bank N.A.	0.010%	11/1/47	400,000	400,000	(a)(b)
West 30th Street Housing, LOC-Wells Fargo Bank N.A.	0.020%	5/1/45	600,000	600,000	(a)(b)
New York, NY, GO:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	4/1/42	400,000	400,000	(a)(b)
LOC-Mizuho Corporate Bank	0.020%	10/1/38	600,000	600,000	(a)(b)
Orchard Park Town, NY, GO, BAN	1.000%	10/22/15	2,500,000	2,509,287
Ossining Town, NY, GO, BAN	1.000%	8/21/15	600,000	601,300
Plattsburgh, NY, City School District, GO	1.000%	7/31/15	900,000	902,541
Pleasantville, NY, GO, BAN	1.000%	8/21/15	750,000	752,122
Port of Jefferson, NY, GO, BAN	1.000%	12/17/15	900,000	904,284
Port of Jervis, NY, GO, BAN	1.000%	1/21/16	1,700,000	1,706,028
Ridge Road, NY, Fire District, GO, BAN	1.000%	10/7/15	400,000	400,837
Saltaire Village, NY, GO, RAN	1.000%	10/23/15	3,750,000	3,764,475

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2015 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Spencerport, NY, CSD, GO, BAN	1.000%	6/24/15	$3,075,000	$3,081,268
Triborough Bridge & Tunnel Authority, NY, Revenues, General, LOC-TD Bank N.A.	0.020%	11/1/35	4,000,000	4,000,000	(a)(b)
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/26/15	1,000,000	1,001,985
Valhalla, NY, Union Free School District, GO, BAN	1.000%	10/16/15	1,300,000	1,305,032
Victor, NY, GO, BAN	1.000%	12/18/15	1,750,000	1,757,518
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/26/15	1,750,000	1,752,967
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.010%	11/1/24	2,985,000	2,985,000	(a)(b)
Westhampton Beach, NY, Fire District, GO, BAN	1.000%	8/4/15	1,100,000	1,102,008
Total New York				103,109,420
North Carolina — 3.4%
Charlotte, NC, COP, Central Yard Project, SPA-Bank of America N.A.	0.020%	3/1/25	4,345,000	4,345,000	(a)(b)
Charlotte, NC, Water & Sewer System Revenue	5.500%	7/1/15	300,000	305,225
Durham, NC, GO	3.000%	6/1/15	100,000	100,695
Guilford County, NC, GO, SPA-Wells Fargo Bank N.A.	0.010%	3/1/25	800,000	800,000	(a)(b)
Mecklenburg County, NC, GO	5.000%	3/1/15	100,000	100,000
North Carolina Capital Facilities Finance Agency Revenue, Triangle Aquatic Center Project, LOC-Wells Fargo Bank N.A.	0.010%	8/1/28	2,800,000	2,800,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.010%	7/1/31	2,180,000	2,180,000	(a)(b)
North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.020%	11/1/38	100,000	100,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.020%	5/1/30	3,025,000	3,025,000	(a)(b)
Meredith College, LOC-Wells Fargo Bank N.A.	0.010%	6/1/38	1,460,000	1,460,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.020%	4/1/29	2,130,000	2,130,000	(a)(b)
North Carolina State, GO	4.000%	3/1/15	200,000	200,000
North Carolina State, GO, Public Improvement	5.000%	3/1/15	100,000	100,000
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.010%	7/1/29	2,400,000	2,400,000	(a)(b)
Winston-Salem, NC, Water & Sewer System Revenue	4.000%	6/1/15	300,000	302,823
Winston-Salem, NC, Water & Sewer System Revenue	4.000%	6/1/15	100,000	100,920
Winston-Salem, NC, Water & Sewer System Revenue, Refunding, SPA-Dexia Credit Local	0.020%	6/1/28	4,730,000	4,730,000	(a)(b)
Total North Carolina				25,179,663

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
North Dakota — 0.3%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance	0.020%	7/1/39	$1,900,000	$1,900,000	(a)(b)
Ohio — 1.1%
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage Backed	0.010%	9/1/36	460,000	460,000	(a)(b)(c)
Ohio State University Revenue	0.010%	12/1/34	7,100,000	7,100,000	(a)(b)
Ohio State, GO:
Common Schools	5.000%	9/15/15	135,000	138,428
Common Schools	0.010%	6/15/26	530,000	530,000	(a)(b)
Third Frontier Research & Development	2.000%	5/1/15	150,000	150,443
Total Ohio				8,378,871
Oregon — 0.9%
Oregon State Health Housing, Educational & Cultural Facilities Authority Revenue, PeaceHealth, LOC-U.S. Bank N.A.	0.010%	12/1/15	825,000	825,000	(a)(b)
Oregon State, GO	5.000%	5/1/15	150,000	151,205
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.030%	6/1/40	3,530,000	3,530,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.030%	6/1/41	1,900,000	1,900,000	(a)(b)
Total Oregon				6,406,205
Pennsylvania — 6.2%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.020%	6/1/32	3,435,000	3,435,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.010%	12/1/37	9,100,000	9,100,000	(a)(b)
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.030%	5/1/31	3,000,000	3,000,000	(a)(b)
Allegheny County, PA, IDA Revenue, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.030%	1/1/28	500,000	500,000	(a)(b)
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.030%	3/1/32	9,000,000	9,000,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.010%	8/1/22	6,700,000	6,700,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.010%	7/1/34	500,000	500,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.010%	8/15/24	10,575,000	10,575,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.030%	1/1/34	1,020,000	1,020,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	0.030%	4/1/26	1,850,000	1,850,000	(a)(b)(c)
Total Pennsylvania				45,680,000

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2015 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.5%
Cumberland, RI, GO, TAN	1.250%	6/11/15	$2,250,000	$2,255,970
Rhode Island State Health & Educational Building Corp., Revenue, Higher Education Facilities-Brown University, SPA-Northern Trust Co.	0.010%	9/1/43	1,500,000	1,500,000	(a)(b)
Total Rhode Island				3,755,970
South Carolina — 1.2%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.010%	9/1/19	2,110,000	2,110,000	(a)(b)
Richland County, SC, School District No. 1, GO, SCSDE	5.000%	3/1/15	100,000	100,000
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.030%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
Total South Carolina				9,140,000
Tennessee — 0.9%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.020%	6/1/37	1,475,000	1,475,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.020%	6/1/39	1,560,000	1,560,000	(a)(b)
Blount County, TN, Public Building Authority Revenue	0.020%	6/1/42	3,460,000	3,460,000	(a)(b)
Franklin,TN, GO, Public Improvement	2.500%	3/1/15	100,000	100,000
Total Tennessee				6,595,000
Texas — 2.8%
Austin, TX, GO, Public Improvement	4.000%	9/1/15	100,000	101,861
Denton County, TX, GO, Permanent Improvement	2.000%	7/15/15	125,000	125,789
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Herman Health System	0.010%	6/1/29	5,035,000	5,035,000	(a)(b)
Memorial Herman Health System	0.010%	12/1/43	2,500,000	2,500,000	(a)(b)
Methodist Hospital	0.020%	12/1/24	2,100,000	2,100,000	(a)(b)
Methodist Hospital	0.020%	12/1/27	3,075,000	3,075,000	(a)(b)
Houston, TX, GO, Public Improvement	4.000%	3/1/15	100,000	100,000
Houston, TX, Utility System Revenue, Combined First Lien, AGM	5.250%	11/15/15	100,000	103,433
State of Texas, GO, Veterans, SPA-Bank of New York Mellon	0.020%	12/1/43	295,000	295,000	(a)(b)
Tarrant, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospital of Dallas, LOC-JPMorgan Chase	0.010%	10/1/41	6,400,000	6,400,000	(a)(b)
Tarrant, TX, Regional Water District Revenue, Water Control And Improvement	5.000%	3/1/15	170,000	170,000
Texas State, Stephen Austin State University	5.000%	10/15/15	125,000	128,625
Texas State, GO:
Public Finance Authority	5.000%	10/1/15	200,000	205,565

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Transport Commission — Mobility Fund	5.000%	4/1/15	$90,000	$90,358
Transport Commission — Mobility Fund	5.000%	4/1/15	10,000	10,040	(e)
Water Financial Assistance	2.300%	8/1/15	100,000	100,838
Texas, TX, Transportation Commission State Highway Fund Revenue, First Tier	4.050%	4/1/15	200,000	200,649
Total Texas				20,742,158
Vermont — 0.9%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.040%	7/1/37	6,660,000	6,660,000	(a)(b)
Virginia — 0.6%
Fairfax County ,VA, GO, Public Improvement	5.000%	4/1/15	100,000	100,404
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.010%	6/1/43	2,230,000	2,230,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.020%	1/1/35	1,435,000	1,435,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.020%	1/1/35	400,000	400,000	(a)(b)
Virginia Beach, VA, Water & Sewer System Revenue	5.000%	10/1/15	125,000	128,418
Total Virginia				4,293,822
Washington — 5.0%
Energy Northwest, WA, Electric Revenue:
Columbia Generating Station	5.000%	7/1/15	850,000	863,519
Columbia Generating Station	5.000%	7/1/15	100,000	101,559
Project 1	4.000%	7/1/15	200,000	202,495
Project 1	5.000%	7/1/15	125,000	126,989
King County, WA, GO, LOC-State Street Bank & Trust Co.	0.010%	1/1/40	2,300,000	2,300,000	(a)(b)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.080%	11/1/23	945,000	945,000	(a)(b)(c)
Seattle, WA, GO	4.250%	12/1/15	305,000	314,048
Seattle, WA, Water System Revenue, Improvement	4.000%	8/1/15	200,000	203,123
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.010%	12/1/38	14,500,000	14,500,000	(a)(b)
Washington State Health Care Facilities Authority Revenue:
Multicare Health System, LOC-Barclays Bank PLC	0.010%	8/15/41	8,990,000	8,990,000	(a)(b)
Multicare Health System, LOC-Barclays Bank PLC	0.010%	8/15/41	6,700,000	6,700,000	(a)(b)
Washington State Housing Finance Commission, Overlake School Project, LOC-Wells Fargo Bank	0.010%	10/1/29	500,000	500,000	(a)(b)
Washington State Housing Finance Commission, Non-Profit Revenue, Eastside Catholic School, LOC-Keybank N.A.	0.010%	7/1/38	800,000	800,000	(a)(b)
Total Washington				36,546,733

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2015 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 0.9%
Wisconsin State HEFA Revenue, Indian Community School of Milwaukee, LOC-JPMorgan Chase	0.010%	12/1/36	$6,700,000	$6,700,000	(a)(b)
Wisconsin State, GO, NATL	5.250%	5/1/15	100,000	100,828
Total Wisconsin				6,800,828
Total Investments — 100.1% (Cost — $738,178,701#)				738,178,701
Liabilities in Excess of Other Assets — (0.1)%				(940,668)
Total Net Assets — 100.0%				$737,238,033

(a)	Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Tax Free Reserves Portfolio

MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RAN	— Revenue Anticipation Notes
SCSDE	— South Carolina State Department of Education
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
UNCP	— University of North Carolina at Penbroke
USD	— Unified School District

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
A-1	66.9%
VMIG 1	19.8
F-1	2.1
P-1	1.5
AAA/Aaa	0.8
AA/Aa	0.7
MIG 1	0.6
SP-1	0.2
NR***	7.4
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2015

Assets:
Investments, at value	$738,178,701
Cash	14,264
Interest receivable	432,254
Total Assets	738,625,219

Liabilities:
Payable for securities purchased	1,304,290
Trustees’ fees payable	526
Accrued expenses	82,370
Total Liabilities	1,387,186
Total Net Assets	$737,238,033

Represented by:
Paid-in capital	$737,238,033

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Semi-Annual Report	37

Statement of operations (unaudited)

For the Six Months Ended February 28, 2015

Investment Income:
Interest	$265,997

Expenses:
Investment management fee (Note 2)	552,346
Custody fees	34,616
Fund accounting fees	33,319
Audit and tax fees	22,050
Legal fees	13,911
Trustees’ fees	4,972
Miscellaneous expenses	22,689
Total Expenses	683,903
Less: Fee waivers and/or expense reimbursements (Note 2)	(552,346)
Net Expenses	131,557
Net Investment Income	134,440
Net Realized Gain from Investments	4
Increase in Net Assets from Operations	$134,444

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2015 (unaudited) and the Year Ended August 31, 2014	2015	2014

Operations:
Net investment income	$134,440	$185,549
Net realized gain (loss)	4	(3,441)
Increase in Net Assets from Operations	134,444	182,108

Capital Transactions:
Proceeds from contributions	686,931,682	1,092,335,067
Value of withdrawals	(623,467,453)	(1,486,411,352)
Increase (Decrease) in Net Assets from Capital Transactions	63,464,229	(394,076,285)
Increase (Decrease) in Net Assets	63,598,673	(393,894,177)

Net Assets:
Beginning of period	673,639,360	1,067,533,537
End of period	$737,238,033	$673,639,360

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Semi-Annual Report	39

Financial highlights

For the years ended August 31, unless otherwise noted:
	2015[1]		2014	2013	2012	2011	2010

Net assets, end of period (millions)	$737		$674	$1,068	$1,561	$2,815	$2,653
Total return[2]	0.02%		0.03%	0.05%	0.11%	0.23%	0.17%

Ratios to average net assets:
Gross expenses	0.19%[3]		0.19%	0.17%	0.17%	0.16%	0.16%
Net expenses[4,5,6]	0.04	[3]	0.09	0.13	0.15	0.15	0.15
Net investment income	0.04	[3]	0.02	0.05	0.12	0.23	0.18

[1]	For the six months ended February 28, 2015 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Tax Free Reserves Portfolio 2015 Semi-Annual Report	41

Notes to financial statements (unaudited (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$738,178,701	—	$738,178,701

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by

42	Tax Free Reserves Portfolio 2015 Semi-Annual Report

the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2015, as a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary

Tax Free Reserves Portfolio 2015 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

expenses and acquired fund fees and expenses, to average net assets did not exceed 0.15%. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2015, fees waived and/or expenses reimbursed amounted to $552,346.

The investment manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2015, the Portfolio did not invest in derivative instruments.

4. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

44	Tax Free Reserves Portfolio 2015 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 10-11, 2014, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Institutional Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The Board also noted that an additional Feeder Fund, Western Asset Premium Tax Free Reserves (a series of Legg Mason Partners Premium Money Market Trust), had not yet commenced operations. As a result, certain information concerning this Feeder Fund was not yet available for consideration in connection with the Board’s review of the Management Agreement and Sub-Advisory Agreement for the Fund. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management

Tax Free Reserves Portfolio	45

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and

46	Tax Free Reserves Portfolio

dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each of those Feeder Funds. The Board noted that those Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing those Feeder Funds’ performance against their benchmarks and peers. In addition, the Board considered these Feeder Funds’ performance in light of overall financial market conditions. In addition, the Board considered that Western Asset Premium Tax Free Reserves, which had not yet commenced operations, did not have any performance information to report.

The information comparing Western Asset Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that its performance for the 1-year period ended June 30, 2014 was above the median, that its performance for the 3- and 5-year periods ended June 30, 2014 was at the median, and that its performance for the 10-year period ended June 30, 2014 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning Western Asset Tax Free Reserves’ relative performance versus the peer group for the various periods.

The information comparing Western Asset Institutional Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2014 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves. In

Tax Free Reserves Portfolio	47

Board approval of management and subadvisory agreements (unaudited) (cont’d)

addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information provided by Lipper comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves to the Manager (each, an “Actual Management Fee”) and Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board noted that these Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the expense information for these Feeder Funds reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the Subadviser’s fee and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ Contractual Management Fee and their Actual Management Fee as well as their actual total expense ratio to their expense groups, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as tax-exempt money market funds or funds classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to those Feeder Funds, showed the following:

•

For Western Asset Tax Free Reserves, the Contractual Management Fee was at the median, the Actual Management Fee was below the median, and the actual total expense ratio was at the median. The Board took into account the master-feeder structure.

•	For Western Asset Institutional Tax Free Reserves, the Contractual Management Fee was at the median, the Actual Management Fee was below the median, and the actual

48	Tax Free Reserves Portfolio

total expense ratio was at the median. The Board took into account the master-feeder structure.

In addition, the Board noted that the current limitation on each of Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ expenses is expected to continue through December 2016.

For Western Asset Premium Tax Free Reserves, the Board noted that, although the Feeder Fund had not yet commenced operations, it had received a report from Lipper comparing the Feeder Fund’s Contractual Management Fee and its projected actual management fee as well as its projected actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Feeder Fund) classified as tax-exempt money market funds and chosen by Lipper to be comparable to the Feeder Fund. The Board considered that the Manager had provided expense information to Lipper for purposes of preparing this comparison. The Board noted that, on this basis, the Feeder Fund’s Contractual Management Fee was below the median and projected Actual Management Fee was above the median. The Board also noted that the Feeder Fund’s projected actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s projected expenses, as well as the master-feeder structure.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ Contractual Management Fees, reflecting the potential for reducing the Contractual Management Fee as each of those Feeder Funds grows.

The Board considered whether the breakpoint fee structure for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves was a reasonable means of

Tax Free Reserves Portfolio	49

Board approval of management and subadvisory agreements (unaudited) (cont’d)

sharing any economies of scale or other efficiencies that might accrue from increases in each of those Feeder Fund’s asset levels. The Board noted that although Western Asset Tax Free Reserves had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Contractual Management Fee was at the median of its expense group and the Actual Management Fee was below the median.

The Board noted that although Western Asset Institutional Tax Free Reserves was not currently at the specified asset level at which one or more breakpoints to its Contractual Management Fee would be triggered, the Feeder Fund’s Contractual Management Fee was at the median of its expense group and the Actual Management Fee was below the median. In addition, with respect to Western Asset Institutional Tax Free Reserves, the Board noted that the Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper classification/objective at lower asset levels, and lower than the asset-weighted average at higher asset levels.

The Board noted that Western Asset Premium Tax Free Reserves’ Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Lipper investment classification/objective at all asset levels. The Board also noted that the Contractual Management Fee was below the median of the expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

50	Tax Free Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015